Allowance For Doubtful Accounts	12 Months Ended
May 31, 2011
Allowance For Doubtful Accounts
Allowance For Doubtful Accounts
6.	ALLOWANCE FOR DOUBTFUL ACCOUNTS

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2010	2011
	US$	US$
Beginning balance	55	69
Charge during the year	27	47
Written-off	(13)	(56)

Ending balance	69	60